Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Business transformation program (1)	€ 20.5	€ 28.1
Fortenova Acquisition integration costs (2)	0.0	1.8
Information Technology transformation program (3)	0.0	0.2
Settlement of legacy matters (4)	3.0	0.0
Exceptional items	€ 23.5	€ 30.1